FAIR VALUE - Asset Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 26, 2020	Dec. 28, 2019
Money market funds | Cash and Cash Equivalents
Fair Value
Investments at fair value	$ 100
Money market funds | Restricted Investments
Fair Value
Investments at fair value	4,600
Fixed Income | Restricted Investments
Fair Value
Investments at fair value	16,500
Mutual funds, equity and alternative investments | Investments
Fair Value
Investments at fair value	24,200
Money market and mutual funds | Other Assets
Fair Value
Investments at fair value	600
Ardellis Insurance Ltd.
Fair Value
Total Fair Value	40,777	$ 34,256
Estimate of Fair Value Measurement | Recurring
Fair Value
Investments at fair value	46,045	198,519
Assets at fair value	46,045	198,519
Estimate of Fair Value Measurement | Recurring | Money market funds
Fair Value
Investments at fair value	4,662	163,188
Estimate of Fair Value Measurement | Recurring | Fixed Income
Fair Value
Investments at fair value	16,470	15,729
Estimate of Fair Value Measurement | Recurring | Equity
Fair Value
Investments at fair value	12,602	9,734
Estimate of Fair Value Measurement | Recurring | Alternative Investments
Fair Value
Investments at fair value	2,040	1,941
Estimate of Fair Value Measurement | Recurring | Mutual Fund
Fair Value
Investments at fair value	10,271	7,927
Estimate of Fair Value Measurement | Recurring | Domestic stock
Fair Value
Investments at fair value	8,088	3,308
Estimate of Fair Value Measurement | Recurring | International stock funds
Fair Value
Investments at fair value	1,440	1,741
Estimate of Fair Value Measurement | Recurring | Target funds
Fair Value
Investments at fair value	114	281
Estimate of Fair Value Measurement | Recurring | Bond funds
Fair Value
Investments at fair value	147	850
Estimate of Fair Value Measurement | Recurring | Alternative funds
Fair Value
Investments at fair value	482	1,747
Estimate of Fair Value Measurement | Recurring | Quoted Prices in Active Markets (Level 1)
Fair Value
Investments at fair value	23,138	180,521
Assets at fair value	23,138	180,521
Estimate of Fair Value Measurement | Recurring | Quoted Prices in Active Markets (Level 1) | Money market funds
Fair Value
Investments at fair value	19	162,626
Estimate of Fair Value Measurement | Recurring | Quoted Prices in Active Markets (Level 1) | Fixed Income
Fair Value
Investments at fair value	246	234
Estimate of Fair Value Measurement | Recurring | Quoted Prices in Active Markets (Level 1) | Equity
Fair Value
Investments at fair value	12,602	9,734
Estimate of Fair Value Measurement | Recurring | Quoted Prices in Active Markets (Level 1) | Mutual Fund
Fair Value
Investments at fair value	10,271	7,927
Estimate of Fair Value Measurement | Recurring | Quoted Prices in Active Markets (Level 1) | Domestic stock
Fair Value
Investments at fair value	8,088	3,308
Estimate of Fair Value Measurement | Recurring | Quoted Prices in Active Markets (Level 1) | International stock funds
Fair Value
Investments at fair value	1,440	1,741
Estimate of Fair Value Measurement | Recurring | Quoted Prices in Active Markets (Level 1) | Target funds
Fair Value
Investments at fair value	114	281
Estimate of Fair Value Measurement | Recurring | Quoted Prices in Active Markets (Level 1) | Bond funds
Fair Value
Investments at fair value	147	850
Estimate of Fair Value Measurement | Recurring | Quoted Prices in Active Markets (Level 1) | Alternative funds
Fair Value
Investments at fair value	482	1,747
Estimate of Fair Value Measurement | Recurring | Prices with Other Observable Inputs (Level 2)
Fair Value
Investments at fair value	20,867	16,057
Assets at fair value	20,867	16,057
Estimate of Fair Value Measurement | Recurring | Prices with Other Observable Inputs (Level 2) | Money market funds
Fair Value
Investments at fair value	4,643	562
Estimate of Fair Value Measurement | Recurring | Prices with Other Observable Inputs (Level 2) | Fixed Income
Fair Value
Investments at fair value	16,224	15,495
Estimate of Fair Value Measurement | Recurring | Prices with Unobservable Inputs (Level 3)
Fair Value
Investments at fair value	2,040	1,941
Assets at fair value	2,040	1,941
Estimate of Fair Value Measurement | Recurring | Prices with Unobservable Inputs (Level 3) | Alternative Investments
Fair Value
Investments at fair value	$ 2,040	$ 1,941